                                                         [AIM LOGO APPEARS HERE]


                                                          [COLLAGE APPEARS HERE]


                                           AIM LIMITED MATURITY TREASURY SHARES

                                                              SEMI-ANNUAL REPORT
                                                                JANUARY 31, 1996

AIM LIMITED MATURITY TREASURY SHARES
For shareholders who seek high monthly income free from state taxes while maintaining relative stability of principal by investing only in U.S. Treasury Notes with maturities of three years or less.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o Unless otherwise indicated, Fund results were computed at net asset value without deducting a sales charge.
o When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge. Total return reflects reinvestment of all distributions.
o During the reporting period, the Fund paid distributions of $0.29 per share.
o The SEC 30-day yield is calculated on the basis of a 30-day period according to the SEC formula. The formula is based upon the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of its holdings, net of all expenses and expressed on an annualized basis.
o The annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price.
o Standard & Poor's Corporation is a well-known credit rating agency that monitors the credit quality of bonds and other financial instruments, including mutual funds. Funds are rated from highest quality (AAA) to lowest credit quality (CCC).
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.
o The Fund's portfolio is subject to change, and there is no assurance the Fund will continue to hold these same securities.
o Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest. Fund shares are not insured and their value and yield will vary with market conditions.
o The Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 1/31/96

                    With Sales Charge
Inception (12/15/87)      6.79%
5 Years                   5.88
1 Year                    7.72
6 Months                  2.84

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                                  A Message From
                                                                    The Chairman



                 Dear Fellow Shareholder:

 [PHOTO          Continuing to practice its disciplined investment strategy in
Charles T.       a favorable financial environment, AIM Limited Maturity
  Bauer          Treasury Shares produced a total return of 3.86%, including
Chairman of      reinvested distributions, during the six-month reporting
the Board of     period ended January 31, 1996. Retail Class net assets under
 the Fund        management grew from $274.5 million to $325 million.
APPEARS HERE]       The Fund continued to provide competitive monthly income
                 and low share-price volatility.
   In terms of income, as of January 31, 1996, the 30-day SEC yield for the Retail Class was 4.69%; its 30-day distribution rate was 5.37% at maximum offering price. This compares favorably with the 4.92% yield on two-year Treasury notes as of the same date.
   Volatility was limited. Net asset value of a Fund share at the end of the reporting period was $10.12, up $0.09 from $10.03 as of July 31, 1995. Net asset value per share fluctuated between a low of $9.99 and a high of $10.12 during the six months covered by this report.
   Your Fund continues to earn Standard & Poor's highest possible credit-quality rating of AAAf, based on an annual analysis of the portfolio's credit quality, composition, and management, and a weekly portfolio review.
   A more complete discussion of your Fund's investment strategy is included in the Management's Discussion & Analysis that begins on the following page.
   Excellent performance by your Fund was among the factors contributing to AIM's recent robust growth. During the six months covered by this report, the company's total assets under management rose from approximately $35 billion to more than $45 billion.
   It is our pleasure to send you this report on AIM Limited Maturity Treasury Shares. As always, we are ready to respond to your questions or comments about this report. Please call Client Services at 800-959-4246 during normal business hours. For automated account and Fund information 24 hours a day, please call the AIM Investor Line toll free at 800-246-5463.
   Thank you for your continued participation in The AIM Family of Funds(R).

Respectfully submitted,

/s/ CHARLES T. BAUER
Charles T. Bauer
Chairman


    GROWTH IN NET ASSETS

7/31/95          $274.5 MILLION
1/31/96          $325 MILLION

Management's Discussion
& Analysis



FUND CONTINUES TO EMPLOY DISCIPLINED STRATEGY

The six-month period covered by this report was marked by a continued boom in fixed-income markets, changing economic performance, and anticipation of interest rate cuts. The Federal Reserve Board had lowered the benchmark short-term Federal Funds rate early in July 1995 because of lackluster economic performance during the second quarter of 1995. Though many anticipated further easing, the rate remained at 5.75% for several months, partly because the economy had apparently regained its stride and partly because the Federal Reserve Board refrained from monetary action while negotiations over balancing the federal budget were under way.
   However, signs of economic weakness began to outweigh signs of strength late in 1995. For example, during November, activity in the manufacturing sector contracted for the fourth consecutive month. At its December meeting the Federal Reserve Board lowered the Federal Funds rate to 5.50%.
   By the close of the reporting period, economic prospects were uncertain. Disappointing holiday sales, further contraction in manufacturing activity, and a drop in capacity utilization were among the data that led the Federal Reserve Board to lower the Federal Funds rate again, to 5.25%, at the end of January 1996.

YOUR INVESTMENT PORTFOLIO
AIM Limited Maturity Treasury Shares does not alter its investment portfolio in response to changes in the economic environment. Rather, its investment portfolio is designed to take advantage of the natural slope of the yield curve.
   The Fund purchases two-year Treasury notes, holds them until they have one year to maturity, then sells them and reinvests the proceeds in more two-year Treasury notes. This accomplishes three things:
   o The Fund remains focused on the one- to two-year sector of the yield curve. A lengthy study by A I M Capital Management, Inc. found the most favorable risk/return trade-off generally occurs in this maturity range, where the slope of the yield curve is usually steepest.
   o The portfolio adheres to a "laddered maturity structure." Approximately 8% of the portfolio is turned over each month as that proportion of holdings reaches the point of being one year from maturity. This laddering creates a built-in cushion against volatility, especially when interest rates are declining, because two-year Treasuries are coupon-bearing instruments that tend to appreciate in value when rates fall.
   o The Fund generally maintains a duration of 1.4 years. Duration is a widely used measure of bond and bond fund volatility expressed in years. Generally speaking, a fund with a duration of 1.4 years, like AIM Limited Maturity Treasury Shares, should gain (or lose) 1.4% in value should interest rates decline (or rise) by 1%.

OUTLOOK FOR THE FUTURE
At the close of the reporting period, the prognosis for the near term was for slow to at best moderate economic growth with low inflation. Unemployment rose in January 1996, the average work week declined, and bellwether auto sales fell. Year-end data showed the Consumer Price Index rose only 2.5% during 1995, the smallest increase since 1986.
   Such economic conditions could exert downward pressure on interest rates, and many believe further rate cuts will be forthcoming, saying a Federal Funds rate of 4.5% would be realistic if inflation remains in the 2.5% range. However, as of this writing, Federal Reserve Board Chairman Alan Greenspan, in testimony before Congress, described the economy as "basically on track for sustained growth," thereby leaving open the possibility that rates could remain unchanged.
   Because of its portfolio's laddered maturity structure and relatively short duration, described above, AIM Limited Maturity Treasury Shares is well positioned for possible interest rate changes.


                 STABILITY OF NET ASSET VALUE
                 January 31, 1988-1996


                 Line chart

                    1/88     $ 9.99
                    1/89       9.74
                    1/90       9.76
                    1/91       9.92
                    1/92      10.15
                    1/93      10.20
                    1/94      10.15
                    1/95       9.86
                    1/96      10.12


Since the inception of the Fund in 1987, the rolling 12-month net asset value of a Fund share has never deviated more than 1.71%.

                                                                     Financials

SCHEDULE OF INVESTMENTS

January 31, 1996
(Unaudited)

                                                                     PRINCIPAL
                                                                      AMOUNT         MARKET
                                                         MATURITY     (000s)         VALUE
U.S. TREASURY SECURITIES

U.S. TREASURY NOTES-97.83%

  6.875%                                                 02/28/97    $ 37,705     $ 38,466,641
----------------------------------------------------------------------------------------------
  6.625%                                                 03/31/97      37,455       38,168,518
----------------------------------------------------------------------------------------------
  6.50%                                                  04/30/97      37,780       38,493,664
----------------------------------------------------------------------------------------------
  6.125%                                                 05/31/97      37,640       38,212,504
----------------------------------------------------------------------------------------------
  5.625%                                                 06/30/97      38,240       38,612,075
----------------------------------------------------------------------------------------------
  5.875%                                                 07/31/97      38,475       39,006,340
----------------------------------------------------------------------------------------------
  6.00%                                                  08/31/97      38,575       39,191,043
----------------------------------------------------------------------------------------------
  5.75%                                                  09/30/97      37,925       38,420,680
----------------------------------------------------------------------------------------------
  5.625%                                                 10/31/97      37,475       37,905,213
----------------------------------------------------------------------------------------------
  5.375%                                                 11/30/97      38,300       38,592,229
----------------------------------------------------------------------------------------------
  5.25%                                                  12/31/97      37,800       38,028,690
----------------------------------------------------------------------------------------------
  5.00%                                                  01/31/98      37,500       37,561,875
----------------------------------------------------------------------------------------------
         Total U.S. Treasury Securities                                            460,659,472
----------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 97.83%                                               460,659,472
----------------------------------------------------------------------------------------------
         OTHER ASSETS LESS LIABILITIES -- 2.17%                                     10,233,192
----------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                    $470,892,664
==============================================================================================

See Notes to Financial Statements.

Financials

STATEMENT OF ASSETS AND LIABILITIES

January 31, 1996
(Unaudited)

ASSETS:

Investments, at market value (cost $455,148,847)                            $460,659,472
----------------------------------------------------------------------------------------
Cash                                                                              20,433
----------------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                             6,897,680
----------------------------------------------------------------------------------------
  Interest                                                                     5,925,179
----------------------------------------------------------------------------------------
Investment in deferred compensation plan                                           2,758
----------------------------------------------------------------------------------------
Other assets                                                                     162,061
----------------------------------------------------------------------------------------
    Total assets                                                             473,667,583
----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                                                       1,554,589
----------------------------------------------------------------------------------------
  Dividends                                                                    1,033,830
----------------------------------------------------------------------------------------
  Deferred compensation                                                            2,758
----------------------------------------------------------------------------------------
Accrued advisory fees                                                             80,090
----------------------------------------------------------------------------------------
Accrued distribution fees                                                         40,336
----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                       32,702
----------------------------------------------------------------------------------------
Accrued operating expenses                                                        30,614
----------------------------------------------------------------------------------------
    Total liabilities                                                          2,774,919
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                 $470,892,664
========================================================================================

                                               INSTITUTIONAL       AIM
                                                  SHARES          SHARES           FUND
NET ASSETS:                                    $145,917,162    $324,975,502    $470,892,664
===========================================================================================
Shares outstanding, $0.01 par value per
  share                                          14,417,348      32,109,210      46,526,558
===========================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                       $10.12
===========================================================================================
OFFERING PRICE PER SHARE:
  (Net asset value of $10.12 divided by 99.00%)                                      $10.22
===========================================================================================

See Notes to Financial Statements.

                                                                     Financials

STATEMENT OF OPERATIONS

For the six months ended January 31, 1996
(Unaudited)

                                                    INSTITUTIONAL         AIM
                                                       SHARES           SHARES            FUND
INVESTMENT INCOME:

Interest                                             $ 4,332,914      $  9,454,973     $ 13,787,887
---------------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                            137,704           301,086          438,790
---------------------------------------------------------------------------------------------------
Administrative service fees                                9,025            19,852           28,877
---------------------------------------------------------------------------------------------------
Custodian fees                                            12,512            11,790           24,302
---------------------------------------------------------------------------------------------------
Transfer agent fees                                        4,926           118,379          123,305
---------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                1,493             3,387            4,880
---------------------------------------------------------------------------------------------------
Distribution fees                                             --           225,814          225,814
---------------------------------------------------------------------------------------------------
Other                                                     29,693           122,399          152,092
---------------------------------------------------------------------------------------------------
       Total expenses                                    195,353           802,707          998,060
---------------------------------------------------------------------------------------------------
Net investment income                                $ 4,137,561      $  8,652,266       12,789,827
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Realized gain on sales of investment securities                                           2,658,303
---------------------------------------------------------------------------------------------------
Unrealized appreciation of investment securities                                          1,498,997
---------------------------------------------------------------------------------------------------
       Net gain on investment securities                                                  4,157,300
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $ 16,947,127
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 1996 and the year ended July 31, 1995
(Unaudited)

                                                                JANUARY 31,       JULY 31,
                                                                    1996            1995
OPERATIONS:

  Net investment income                                         $ 12,789,827    $ 22,353,697
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities       2,658,303      (7,239,070)
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities             1,498,997       9,384,912
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          16,947,127      24,499,539
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Shares                                            (4,137,561)     (7,065,914)
--------------------------------------------------------------------------------------------
  AIM Shares                                                      (8,652,266)    (15,287,783)
--------------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Institutional Shares                                            15,082,702      (6,229,532)
--------------------------------------------------------------------------------------------
  AIM Shares                                                      47,642,288     (56,819,839)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                         66,882,290     (60,903,529)
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            404,010,374     464,913,903
--------------------------------------------------------------------------------------------
  End of period                                                 $470,892,664    $404,010,374
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $472,749,896    $410,024,906
--------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                    (7,367,857)    (10,026,160)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                 5,510,625       4,011,628
--------------------------------------------------------------------------------------------
                                                                $470,892,664    $404,010,374
============================================================================================

See Notes to Financial Statements.

Financials

NOTES TO FINANCIAL STATEMENTS

January 31, 1996
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Investment Securities Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust is organized as a Delaware business trust consisting of one portfolio, the Limited Maturity Treasury Portfolio (the "Fund"). The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable. The Fund currently offers two different classes of shares: the AIM Limited Maturity Treasury Shares (the "AIM Shares") and the Institutional Shares. Matters affecting each class are voted on exclusively by such shareholders.
   The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations--Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of discounts on investments, is earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. Interest income is allocated to each class daily, based upon each class' pro-rata share of the total shares of the Fund outstanding. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Dividends and Distributions to Shareholders--It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized short-term capital gains, if any, are distributed quarterly. Net realized long-term capital gains, if any, are distributed annually.

D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $5,819,679, which expires, if not previously utilized, in the year 2003.

E. Expenses--Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM") with respect to the Fund. Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at the annual rate of 0.20% of the first $500 million of the Fund's average daily net assets plus 0.175% of the Fund's average daily net assets in excess of $500 million. This agreement requires AIM to reduce its fee or, if necessary,

                                                                      Financials
make payments to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended January 31, 1996, the Fund reimbursed AIM $28,877 for such services.
   The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the AIM shares. During the six months ended January 31, 1996, AFS was paid $75,075 for such services. During the six months ended January 31, 1996, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $4,820 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Shares.
   The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Shares. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the AIM Shares. The Fund pays AIM Distributors compensation at an annual rate of 0.15% of the average net assets attributable to the AIM Shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own AIM Shares of the Fund. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund. During the six months ended January 31, 1996, the AIM Shares paid AIM Distributors $225,814 as compensation under the Plan.
   AIM Distributors received commissions of $95,700 during the six months ended January 31, 1996 from sales of AIM Shares. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, proceeds from sales of AIM shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors, FMC, AFS and AIFS.
  During the six months ended January 31, 1996, the Fund paid legal fees of $2,764 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-BANK BORROWINGS

The Fund has a $6,700,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended January 31, 1996, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's committed line.

NOTE 4-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 1996 was $304,570,432 and $246,324,185, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of January 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities              $ 5,504,569
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                     --
-----------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                    $ 5,504,569
===================================================================================

Cost of investments for tax purposes is $455,154,903.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

Financials

NOTE 6-SHARE INFORMATION

Changes in the AIM Shares outstanding during the six months ended January 31, 1996 and the year ended July 31, 1995 were as follows:

                                                                JANUARY 31, 1996                 JULY 31, 1995
                                                          ----------------------------    ----------------------------
                                                            SHARES          AMOUNT          SHARES          AMOUNT
                                                          -----------    -------------    -----------    -------------
Sold                                                       11,561,434    $ 116,255,565     15,641,151    $ 155,346,148
--------------------------------------------------------------------------------------    ----------------------------
Issued as reinvestment of dividends                           688,592        6,929,176      1,083,758       10,758,338
--------------------------------------------------------------------------------------    ----------------------------
Reacquired                                                 (7,510,142)     (75,542,453)   (22,488,544)    (222,924,325)
--------------------------------------------------------------------------------------    ----------------------------
                                                            4,739,884    $  47,642,288     (5,763,635)   $ (56,819,839)
======================================================================================    ============================

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of AIM Shares outstanding during the six months ended January 31, 1996, each of the years in the two-year period ended July 31, 1995, each of the years in the five-year period ended August 31, 1993 and the period December 15, 1987 (date operations commenced) through August 31, 1988.

                                                                     JULY 31,                          AUGUST 31,
                                                JANUARY 31,   ------------------------    --------------------------------------
                                                   1996          1995          1994          1993          1992          1991
                                                ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period             $  10.03      $    9.96     $   10.24     $   10.21     $   10.01     $    9.79
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income                              0.29           0.54          0.35          0.42          0.58          0.72
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
  Net gains (losses) on securities (both
    realized
    and unrealized)                                  0.09           0.07         (0.20)         0.05          0.29          0.22
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
    Total from investment operations                 0.38           0.61          0.15          0.47          0.87          0.94
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
  Dividends from net investment income              (0.29)         (0.54)        (0.35)        (0.42)        (0.58)        (0.72)
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
  Distributions from net realized capital gains        --             --         (0.08)        (0.02)        (0.09)           --
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
    Total distributions                             (0.29)         (0.54)        (0.43)        (0.44)        (0.67)        (0.72)
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                   $  10.12      $   10.03     $    9.96     $   10.24     $   10.21     $   10.01
==========================================================    ==========    ==========    ==========    ==========    ==========
Total return(a)                                     3.86%          6.36%         1.52%         4.65%         8.93%         9.95%
==========================================================    ==========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
  Net assets, end of period (000s omitted)       $324,976      $ 274,480     $ 329,942     $ 348,937     $ 260,454     $ 131,880
==========================================================    ==========    ==========    ==========    ==========    ==========
Ratio of expenses to average net assets             0.53%(b)       0.51%         0.47%(c)      0.46%         0.48%         0.54%
==========================================================    ==========    ==========    ==========    ==========    ==========
Ratio of net investment income to average net
  assets                                            5.75%(b)       5.44%         3.75%(c)      4.07%         5.60%         7.25%
==========================================================    ==========    ==========    ==========    ==========    ==========
Portfolio turnover rate                            56.15%        120.01%       120.40%       122.99%       119.62%       214.74%
==========================================================    ==========    ==========    ==========    ==========    ==========
Borrowings for the period:
  Amount of debt outstanding at end of period
    (000s omitted)                                     --             --            --            --            --            --
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
  Average amount of debt outstanding during the
    period
    (000s omitted)(f)                                  --             --            --            --            --            --
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
  Average number of shares outstanding during
    the period
    (000s omitted)(f)                              29,724         28,337        34,101        30,416        18,378        10,559
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------
  Average amount of debt per share during the
    period                                             --             --            --            --            --            --
----------------------------------------------- ----------    ----------    ----------    ----------    ----------    ----------


                                                    1990          1989          1988
                                                 ----------    ----------    ----------
Net asset value, beginning of period              $    9.78     $    9.80     $    9.92
-----------------------------------------------  ----------    ----------    ----------
Income from investment operations:
  Net investment income                                0.77          0.84          0.52
-----------------------------------------------  ----------    ----------    ----------
  Net gains (losses) on securities (both
    realized
    and unrealized)                                    0.01         (0.02)        (0.12)
-----------------------------------------------  ----------    ----------    ----------
    Total from investment operations                   0.78          0.82          0.40
-----------------------------------------------  ----------    ----------    ----------
Less distributions:
  Dividends from net investment income                (0.77)        (0.84)        (0.52)
-----------------------------------------------  ----------    ----------    ----------
  Distributions from net realized capital gains          --            --            --
-----------------------------------------------  ----------    ----------    ----------
    Total distributions                               (0.77)        (0.84)        (0.52)
-----------------------------------------------  ----------    ----------    ----------
Net asset value, end of period                    $    9.79     $    9.78     $    9.80
===============================================  ==========    ==========    ==========
Total return(a)                                       8.32%         8.71%         4.11%
===============================================  ==========    ==========    ==========
Ratios/supplemental data:
  Net assets, end of period (000s omitted)        $  79,871     $  70,781     $  62,342
===============================================  ==========    ==========    ==========
Ratio of expenses to average net assets               0.50%(d)      0.45%(e)      0.35%(c)(e)
===============================================  ==========    ==========    ==========
Ratio of net investment income to average net
  assets                                              7.90%(d)      8.59%(e)      7.02%(c)(e)
===============================================  ==========    ==========    ==========
Portfolio turnover rate                             192.46%       219.53%       140.83%
===============================================  ==========    ==========    ==========
Borrowings for the period:
  Amount of debt outstanding at end of period
    (000s omitted)                                       --     $   9,943     $  19,232
-----------------------------------------------  ----------    ----------    ----------
  Average amount of debt outstanding during the
    period
    (000s omitted)(f)                             $   5,101     $  14,301     $   4,110
-----------------------------------------------  ----------    ----------    ----------
  Average number of shares outstanding during
    the period
    (000s omitted)(f)                                 7,389         7,295         2,429
-----------------------------------------------  ----------    ----------    ----------
  Average amount of debt per share during the
    period                                        $    0.69     $    1.96     $    1.69
-----------------------------------------------  ----------    ----------    ----------

(a) Does not deduct sales charges and for periods less than one year, total return is not annualized.
(b) Ratios are annualized and based on average net assets of $298,631,023.
(c) Annualized.
(d) After waiver of advisory fees.
(e) After waiver of advisory fees and expense reimbursements.
(f) Averages computed on a daily basis.

                                                                      Trustees &
                                                                        Officers

BOARD OF TRUSTEES                         OFFICERS                                  OFFICE OF THE FUND
                                                                                    11 Greenway Plaza
Charles T. Bauer                          Charles T. Bauer                          Suite 1919
Chairman and Chief Executive Officer      Chairman                                  Houston, TX 77046
A I M Management Group Inc.
                                          Robert H. Graham                          INVESTMENT ADVISOR
Bruce L. Crockett                         President                                 A I M Advisors, Inc.
Director, President, and                                                            11 Greenway Plaza
Chief Executive Officer                   John J. Arthur                            Suite 1919
COMSAT Corporation                        Senior Vice President and Treasurer       Houston, TX 77046

Owen Daly II                              Gary T. Crum                              TRANSFER AGENT
Director                                  Senior Vice President                     A I M Fund Services, Inc.
Cortland Trust Inc.                                                                 P.O. Box 4739
                                          Carol F. Relihan                          Houston, TX 77210-4739
Carl Frischling                           Vice President and Secretary
Partner                                                                             CUSTODIAN
Kramer, Levin, Naftalis, Nessen,          Melville B. Cox                           The Bank of New York
Kamin & Frankel                           Vice President                            110 Washington Street, 8th Floor
                                                                                    New York, NY 10286
Robert H. Graham                          Karen Dunn Kelley
President and Chief Operating Officer     Vice President                            COUNSEL TO THE FUND
A I M Management Group Inc.                                                         Ballard Spahr
                                          Dana R. Sutton                            Andrews & Ingersoll
John F. Kroeger                           Vice President                            1735 Market Street
Formerly, Consultant                      and Assistant Treasurer                   Philadelphia, PA 19103
Wendell & Stockel Associates, Inc.
                                          P. Michelle Grace                         COUNSEL TO THE TRUSTEES
Lewis F. Pennock                          Assistant Secretary                       Kramer, Levin, Naftalis,
Attorney                                                                            Nessen, Kamin & Frankel
                                          David L. Kite                             919 Third Avenue
Ian W. Robinson                           Assistant Secretary                       New York, NY 10022
Consultant; Former Executive
Vice President and                        Nancy L. Martin                           DISTRIBUTOR
Chief Financial Officer                   Assistant Secretary                       A I M Distributors, Inc.
Bell Atlantic Management                                                            11 Greenway Plaza
Services, Inc.                            Ofelia M. Mayo                            Suite 1919
                                          Assistant Secretary                       Houston, TX 77046
Louis S. Sklar
Executive Vice President                  Kathleen J. Pflueger
Hines Interests                           Assistant Secretary
Limited Partnership
                                          Samuel D. Sirko
                                          Assistant Secretary

                                          Stephen I. Winer
                                          Assistant Secretary

                                          Mary J. Benson
                                          Assistant Treasurer

                                                                          THE AIM FAMILY OF FUNDS(R)

                                                                          AGGRESSIVE GROWTH
                                                                          AIM Aggressive Growth Fund*
                                                                          AIM Constellation Fund
[PHOTO OF 11 GREENWAY                                                     AIM Global Aggressive Growth Fund
 PLAZA APPEARS HERE]
                                                                          GROWTH
                                                                          AIM Global Growth Fund
                                                                          AIM Growth Fund
                                                                          AIM International Equity Fund
                                                                          AIM Value Fund
                                                                          AIM Weingarten Fund

                                                                          GROWTH AND INCOME
                                                                          AIM Balanced Fund
                                                                          AIM Charter Fund

                                                                          INCOME AND GROWTH
                                                                          AIM Global Utilities Fund**

                                                                          HIGH CURRENT INCOME
                                                                          AIM High Yield Fund

                                                                          CURRENT INCOME
                                                                          AIM Global Income Fund
                                                                          AIM Income Fund

                                                                          CURRENT TAX-FREE INCOME
                                                                          AIM Municipal Bond Fund
                                                                          AIM Tax-Exempt Bond Fund of CT
                                                                          AIM Tax-Free Intermediate Shares

                                                                          CURRENT INCOME AND HIGH DEGREE
                                                                            OF SAFETY
                                                                          AIM Intermediate Government Fund***

                                                                          HIGH DEGREE OF SAFETY AND
                                                                            CURRENT INCOME
                                                                          AIM Limited Maturity Treasury Shares

                                                                          STABILITY, LIQUIDITY, AND
                                                                            CURRENT INCOME
                                                                          AIM Money Market Fund

                                                                          STABILITY, LIQUIDITY, AND
                                                                            CURRENT TAX-FREE INCOME
                                                                          AIM Tax-Exempt Cash Fund

AIM Management Group has provided leadership in the mutual fund           *AIM Aggressive Growth Fund was closed to new investors on
industry since 1976 and currently manages more than $45 billion in        July 18, 1995. **On May 1, 1995, AIM Utilities Fund
assets for more than 2 million shareholders, including individual         broadened its investment strategy to permit up to 80% of
investors, corporate clients, and financial institutions. The AIM         its total assets to be invested in foreign securities, and
Family of Funds(R) is distributed nationwide, and AIM today ranks         was renamed AIM Global Utilities Fund. ***On September 25,
among the nation's top 20 mutual fund companies in assets under           1995, AIM Government Securities Fund was renamed AIM
management, according to Lipper Analytical Services, Inc.                 Intermediate Government Fund. For more complete
                                                                          information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities
                                                                          dealer for a free prospectus(es). Please read the
                                                                          prospectus(es) carefully before you invest or send money.


[AIM LOGO APPEARS HERE]
                                                                   BULK RATE
A I M Distributors, Inc.                                          U.S. POSTAGE
11 Greenway Plaza, Suite 1919                                         PAID
Houston, TX 77046                                                 HOUSTON, TX
                                                                Permit No. 1919